Acquisition (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jul. 01, 2023	Jun. 30, 2023	Jun. 30, 2022
Accounts receivable	$ 180,897	$ 606,885	$ 2,046,700	$ 1,125,394	$ 760,729
Inventory	1,324,540	1,431,556		4,804,299
Property and equipment	1,972,522	2,356,556		2,831,375
Other asset	192,122	278,435		76,728
Note payable		(557,429)		(173,812)
Operating lease	(1,844,233)	(1,732,606)
Goodwill	$ 848,854	848,854		$ 2,886,309
Cygnet Online, LLC [Member]
Cash		1,500,000
Convertible note payable, convertible at $6.00 per common share		1,050,000
Common stock, 555,489 shares valued at $5.34 per common share, the closing price on April 1, 2022.		2,965,756
Total Purchase Price		5,515,756
Cash.		471,237
Accounts receivable		860,882
Inventory		2,337,208
Prepaid expenses		6,900
Property and equipment		7,602
Trade name		410,365
Other asset		6,545
Online sales channels		1,800,000
Vendor relationships		6,000,000
Accrued liabilities		(701,606)
Note payable		(7,298,353)
Operating lease		(422,479)
Total identifiable net assets		3,478,301
Goodwill		$ 2,037,455